UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04258

The Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 1/31/10 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	January 31, 2010

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (77.8%)

	BASIC MATERIALS (3.1%)
$100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	$145,625
100,000	Newmont Mining Corp., Guaranteed Senior Notes, 1.63%, 7/15/17	116,125
100,000	Rayonier TRS Holdings, Inc., Guaranteed Senior Exchangeable Notes, 3.75%, 10/15/12	104,625
300,000	Steel Dynamics, Inc., Convertible Fixed, 5.13%, 6/15/14	345,000
		711,375

	COMMUNICATIONS (9.8%)
150,000	Anixter International, Inc. 0.0% 7/7/33 (1)	97,125
100,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	91,500
200,000	Arris Group, Inc. 2.00%, 11/15/26	185,500
250,000	Equinix, Inc., Subordinated Notes, 2.50%, 4/15/12	262,500
200,000	GSI Commerce, Inc., Senior Notes Convertible, 2.50%, 6/1/27	198,000
200,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	197,500
200,000	Liberty Media LLC, 3.50%, 1/15/31	114,000
250,000	Qwest Communications International, Inc., Senior Notes, 3.50%, 11/15/25	257,187
300,000	SBA Communications Corp., Fixed, 1.88%, 5/1/13	301,875
150,000	Symantec Corp., Senior Notes, 1.00%, 6/15/13	161,063
100,000	Time Warner Telecom, Inc., Senior Debentures, 2.38%, 4/1/26	104,500
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37 (2)	83,375
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37	83,375
150,000	Virgin Media, Inc., Senior Notes Convertible, 6.50%, 11/15/16 (2)	162,750
		2,300,250

	CONSUMER, CYCLICAL (10.1%)
200,000	Best Buy Company, Inc., 2.25%, 1/15/22	211,250
200,000	BorgWarner, Inc., Senior Notes, 3.50%, 4/15/12	250,750
150,000	Carnival Corp., 2.00%, 4/15/21	157,688
100,000	Ford Motor Co., 4.25%, 12/15/36	133,750
150,000	Hasbro, Inc., 2.75%, 12/1/21	215,437
150,000	Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, 6/30/12	134,438
200,000	International Game Technology, 3.25%, 5/1/14 (2)	236,500
250,000	Lifetime Brands, Inc., Senior Notes, 4.75%, 7/15/11	223,750

Principal Amount		Value
$100,000	Macrovision Corp., Notes, 2.63%, 8/15/11	$115,500
200,000	United Auto Group, Inc., Senior Subordinated Notes, 3.50%, 4/1/26	198,500
250,000	WESCO International, Inc., Convertible Fixed, 6.00%, 9/15/29	310,937
100,000	Wyndham Worldwide Corp., Convertible Fixed, 3.50%, 5/1/12	172,125
		2,360,625

	CONSUMER, NON-CYCLICAL (20.2%)
350,000	Alliance Data Systems Corp., Fixed, 1.75%, 8/1/13	336,000
173,000	American Medical Systems Holdings, Inc., Convertible Fixed, 4.00%, 9/15/41	209,546
27,000	American Medical Systems Holdings, Inc., Senior Subordinated Notes, 3.25%, 7/1/36	30,274
200,000	Amgen, Inc., 0.38%, 2/1/13	201,500
100,000	Beckman Coulter, Inc., Senior Notes, 2.50%, 12/15/36	113,250
250,000	BioMarin Pharmaceutical, Inc., Senior Subordinated Notes, 1.88%, 4/23/17	277,187
300,000	Biovail Corp., Convertible Fixed, 5.38%, 8/1/14 (2)	355,875
200,000	Cephalon, Inc., Convertible Fixed, 2.50%, 5/1/14	222,500
150,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	147,938
200,000	Gilead Sciences, Inc., Senior Notes, 0.63%, 5/1/13	264,250
100,000	Henry Schein, Inc., Contingent Senior Notes, 3.00%, 8/15/34	120,625
150,000	Incyte Corp. Ltd., Convertible Fixed, 4.75%, 10/1/15 (2)	214,875
150,000	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	170,250
250,000	Kinetic Concepts, Inc., Guaranteed Senior Notes, 3.25%, 4/15/15 (2)	255,937
200,000	Life Technologies Corp., Senior Notes Convertible, 3.25%, 6/15/25	227,500
200,000	Live Nation Entertainment, Inc., Senior Notes Convertible, 2.88%, 7/15/27	167,500
200,000	MannKind Corp., Senior Notes Convertible, 3.75%, 12/15/13	146,000
150,000	Medicis Pharmaceutical Corp., Contingent Senior Notes Convertible, 2.50%, 6/4/32	150,750
150,000	Molson Coors Brewing Co., Senior Notes, 2.50%, 7/30/13	159,938
150,000	Mylan, Inc., Guaranteed Senior Notes, 3.75%, 9/15/15 (2)	228,562

Value Line Convertible Fund, Inc.

January 31, 2010

Principal Amount		Value

$200,000	PHH Corp., 4.00%, 9/1/14 (2)	$195,000
200,000	Sotheby's, Convertible Fixed, 3.13%, 6/15/13	191,500
150,000	Teva Pharmaceutical Finance LLC, Series A, 0.50%, 2/1/24	229,500
100,000	Teva Pharmaceutical Finance LLC Series D, 1.75%, 2/1/26	120,000
		4,736,257

	ENERGY (9.9%)
150,000	Alpha Natural Resources, Inc., Senior Notes, 2.38%, 4/15/15	160,125
150,000	Cameron International Corp., Senior Debentures, 2.50%, 6/15/26	186,937
250,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.75%, 11/15/35	238,750
200,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.50%, 5/15/37	169,750
200,000	Core Laboratories LP, Guaranteed Senior Notes, 0.25%, 10/31/11	263,000
150,000	Covanta Holding Corp., Senior Debentures, 1.00%, 2/1/27	138,938
150,000	Hornbeck Offshore Services, Inc., 1.63%, 11/15/26 (3)	123,990
250,000	International Coal Group, Inc., 9.00%, 8/1/12	262,187
300,000	Peabody Energy Corp. 4.75%, 12/15/41	298,125
150,000	Penn Virginia Corp., Senior Subordinated Notes, 4.50%, 11/15/12	141,938
100,000	Pioneer Natural Resources Co., Senior Notes, 2.88%, 1/15/38	103,875
150,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26 (3)	138,000
100,000	St. Mary Land & Exploration Co., Senior Notes, 3.50%, 4/1/27	98,000
		2,323,615

	FINANCIAL (4.0%)
250,000	Boston Properties L.P., 3.75%, 5/15/36	250,937
150,000	Digital Realty Trust LP, Fx, 5.50%, 4/15/29 (2)	188,250
100,000	Host Hotels & Resorts, Inc., Exchangeable Senior Debentures, 2.63%, 4/15/27 (2)	95,875
200,000	Jefferies Group, Inc., Convertible Fixed, 3.88%, 11/1/29	200,250
200,000	Vornado Realty Trust, Senior Debentures, 3.88%, 4/15/25	208,500
		943,812

	INDUSTRIAL (8.9%)
250,000	AAR Corp., 1.75%, 2/1/26	250,312
200,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	204,250

Principal Amount		Value

$100,000	Danaher Corp., 0.0% 1/22/21 (1)	$104,875
150,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (3)	128,250
250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 3.25%, 3/1/24	314,687
150,000	General Cable Corp., Senior Notes Convertible, 0.88%, 11/15/13	130,875
150,000	Itron, Inc., Senior Subordinated Notes, 2.50%, 8/1/26	172,313
150,000	L-3 Communications Corp., 3.00%, 8/1/35	153,000
200,000	Roper Industries, Inc., Senior Subordinated Notes, 0.0% 1/15/34 (1)(3)	124,500
100,000	Suntech Power Holdings Co. Ltd., Senior Notes, 3.00%, 3/15/13 (2)	77,125
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	147,750
150,000	Waste Connections, Inc., Senior Notes, 3.75%, 4/1/26	161,438
100,000	Web MD Health Corp., Senior Notes, 3.13%, 9/1/25	114,500
		2,083,875

	TECHNOLOGY (11.0%)
50,000	CACI International, Inc., 2.13%, 5/1/14	52,000
250,000	EMC Corp., Senior Notes, 1.75%, 12/1/11	290,625
150,000	Informatica Corp., Senior Notes, 3.00%, 3/15/26	189,000
250,000	Intel Corp., Jr. Subordinated Debentures, 2.95%, 12/15/35	235,938
150,000	Maxtor Corp., Senior Notes, 2.38%, 8/15/12	165,750
150,000	Microchip Technology, Inc., Jr. Subordinated Debentures, 2.13%, 12/15/37	136,875
350,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	304,937
250,000	NetApp, Inc., Senior Notes, 1.75%, 6/1/13	276,563
200,000	Nuance Communications, Inc., 2.75%, 8/15/27	208,250
250,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	246,250
100,000	Salesforce.com, Inc., Convertible Fixed, 0.75%, 1/15/15 (2)	94,750
250,000	Sybase, Inc., 3.50%, 8/15/29 (2)	279,687
100,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	86,500
		2,567,125

	UTILITIES (0.8%)
150,000	CMS Energy Corp., Convertible Fixed, 5.50%, 6/15/29	177,563
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (4) (Cost $16,999,437)	18,204,497

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (5.9%)

	CONSUMER DISCRETIONARY (0.2%)
400	Deckers Outdoor Corp. *	$39,268
	ENERGY (2.3%)
500	Devon Energy Corp.	33,455
500	Ensco International PLC ADR	19,515
500	FMC Technologies, Inc. *	26,585
1,250	Noble Corp.	50,400
2,500	Schlumberger Ltd.	158,650
500	Tenaris S.A. ADR	22,000
2,000	Transocean Ltd. *	169,480
750	Whiting Petroleum Corp. *	49,920
500	Willbros Group, Inc. *	7,645
		537,650

	FINANCIALS (1.6%)
2,000	Affiliated Managers Group, Inc. *	121,140
500	Hartford Financial Services Group, Inc.	11,995
1,000	JPMorgan Chase & Co.	38,940
1,000	Leucadia National Corp. *	22,330
500	Reinsurance Group of America, Inc.	24,360
1,822	Simon Property Group, Inc.	131,184
500	T. Rowe Price Group, Inc.	24,810
		374,759

	HEALTH CARE (0.2%)
500	Celgene Corp. *	28,390
400	Express Scripts, Inc. *	33,544
		61,934

	INDUSTRIALS (0.7%)
500	Fluor Corp.	22,670
500	Honeywell International, Inc.	19,320
500	Navistar International Corp. *	18,495
500	Oshkosh Corp.	18,035
500	Precision Castparts Corp.	52,625
500	Triumph Group, Inc.	25,465
500	Woodward Governor Co.	12,715
		169,325

	INFORMATION TECHNOLOGY (0.1%)
500	Cognizant Technology Solutions Corp. Class A *	21,830
	MATERIALS (0.5%)
500	Agrium, Inc.	28,175
1,000	Century Aluminum Co. *	11,320
1,000	Goldcorp, Inc.	33,960

Shares		Value

500	Praxair, Inc.	$37,660
		111,115

	TELECOMMUNICATION SERVICES (0.3%)
1,000	Crown Castle International Corp. *	36,940
500	Millicom International Cellular S.A.	35,660
		72,600

	TOTAL COMMON STOCKS (Cost $1,300,730)	1,388,481

CONVERTIBLE PREFERRED STOCKS (9.7%)

	CONSUMER STAPLES (1.6%)
1,500	Merck & Co. Inc., 6.00%, Pfd	384,473
	ENERGY (1.1%)
200	El Paso Corp., 4.99%, Pfd (2)(4)*	188,000
1,500	Vale Capital Ltd. Guaranteed Notes Series RIO, 5.50%, Pfd	76,650
		264,650

	FINANCIALS (4.9%)
450	Bank of America Corp. Series L, 7.25%, Pfd *	407,250
3,000	Citigroup, Inc., 7.50%, Pfd	313,620
450	Wells Fargo & Co. Series L, 7.50%, Pfd *	424,170
		1,145,040

	MATERIALS (2.1%)
5,000	Celanese Corp., 4.25%, Pfd (4)*	183,281
3,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, Pfd	295,350
		478,631

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,995,351)	2,272,794

	TOTAL INVESTMENT SECURITIES (5) (93.4%) (Cost $20,295,518)	21,865,772

Value Line Convertible Fund, Inc.

January 31, 2010

Principal Amount		Value

REPURCHASE AGREEMENT (6) (3.0%)

$700,000	With Morgan Stanley, 0.01%, dated 01/29/10, due 02/01/10, delivery value $700,001 (collateralized by $710,000 U.S. Treasury Notes 1.25%, due 11/30/10, with a value of $717,343)	$700,000

	TOTAL REPURCHASE AGREEMENTS (4) (Cost $700,000)	700,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.6%)		851,782

NET ASSETS (7) (100%)		$23,417,554

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($23,417,554 ÷ 2,287,775 shares outstanding)		$10.24

*	Non-income producing.
(1)	Zero coupon bond.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Step Bond - The rate shown is as of January 31, 2010 and will reset at a future date.
(4)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(5)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
(6)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(7)
For federal income tax purposes, the aggregate cost was $20,295,518, aggregate gross unrealized appreciation was $2,173,145, aggregate gross unrealized depreciation was $602,891 and the net unrealized appreciation was $1,570,254.

ADR	American Depositary Receipt.

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Convertible Corporate Bonds & Notes	$0	$18,204,497	$0	$18,204,497
Common Stocks	1,388,481	0	0	1,388,481
Convertible Preferred Stock	1,901,513	371,281	0	2,272,794
Repurchase Agreement	0	700,000	0	700,000
Total Investments in Securities	$3,289,994	$19,275,778	$0	$22,565,772

Item 2. Controls and Procedures
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	March 19, 2010